John Hancock Funds II

601 Congress Street

Boston, MA 02210

December 29, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds II (the "Registrant")

File Nos. 333-126293; 811-21779

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies that the forms of the prospectus and Statement of Additional Information of the Capital Appreciation Value Fund dated December 28, 2010 that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 39 to the  Registration Statement on Form N-1A filed electronically with the Commission on December 28, 2010, via EDGAR.

If you have any questions or comments, please call me at 617-663-2261.

/s/ Christopher Sechler

Christopher Sechler

Assistant Secretary